SUMMARY OF CONTRACTUAL UNDISCOUNTED CASH FLOW FINANCIAL LIABILITIES (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 606,498	$ 312,893
Loan payable	40,000	$ 40,000
Total financial liabilities	646,498
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	606,498
Loan payable
Total financial liabilities	606,498
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Loan payable	40,000
Total financial liabilities	40,000
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	606,498
Loan payable	40,000
Total financial liabilities	$ 646,498